BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS - Segment reporting of financial information (Details)	Dec. 31, 2024 item
BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS
Number of cash generating units	1